1290 FUNDS®

SUPPLEMENT DATED MAY 4, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016

This Supplement updates certain information contained in the Statement of Additional Information of 1290 Funds (“Trust”) dated March 1, 2016. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@mediantonline.com or you can view, print, and download a copy of these documents at the Trust’s website at www.1290Funds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers with respect to the 1290 Multi-Alternative Strategies Fund.

Information Regarding the combined Statement of Additional Information (“SAI”) for:

1290 Multi-Alternative Strategies Fund

(the “Fund”)

Effective immediately, information contained in the tables in the section of the SAI entitled “Appendix B – 1290 Funds Portfolio Manager Information” with respect to the Fund is deleted in its entirety and replaced with the following information:

AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers (The “Adviser”)
Portfolio Manager

Presented below for each portfolio manager is the
number of other accounts of the Adviser managed by
the portfolio manager and the total assets in the
accounts managed within each category, as of
October 31, 2015.

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (B)	Number of Accounts	Total Asset (M)	Number of Accounts	Total Assets (mm)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
1290 Multi-Alternative Strategies Fund
Kenneth T. Kozlowski	114	$147.16	6	$480	0	0	0	0	0	0	0	0
Alwi Chan	114	$147.16	6	$480	0	0	0	0	0	0	0	0
Xavier Poutas	61	$89.75	6	$480	0	0	0	0	0	0	0	0
Miao Hu*	56	$62.57	0	0	0	0	0	0	0	0	0	0

* Information shown is as of March 31, 2016.

Ownership of Securities of the Fund as of October 31, 2015

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
1290 Multi-Alternative Strategies Fund
Kenneth T. Kozlowski			X
Alwi Chan	X
Xavier Poutas	X
Miao Hu**	X

**Information shown is as of March 31, 2016.